Party-In-Interest And Related Party Transactions - Additional Information (Detail) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value	$ 37,314,403	$ 30,958,251
Employee benefit plan dividend income on investment	$ 38,695
Bow Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, number of Shares	26,706.644	18,005.73
EBP, Investment, excluding plan interest in master trust, fair value	$ 733,632	$ 424,395
Employee benefit plan investment number of value purchased stock	$ 1,073	$ 1,003
EBP, Investment, purchased, number of shares	9,445.747
EBP, Investment, sold, number of shares	744.833
Energy Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, number of Shares	9,406.707	11,432.269
EBP, Investment, excluding plan interest in master trust, fair value	$ 517,463	$ 531,943
Employee benefit plan investment number of value purchased stock	$ 1,105	$ 1,025
EBP, Investment, purchased, number of shares	177.588
EBP, Investment, sold, number of shares	2,203.15